COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

		Shares	Value
COMMON STOCK	97.7%
COMMUNICATIONS—TOWERS	13.6%
American Tower Corp.		1,324,912	$316,733,463
Crown Castle International Corp.		897,907	154,556,732
SBA Communications Corp.		693,422	192,459,276

			663,749,471

CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	2.4%
Boyd Gaming Corp.(a)		984,145	58,025,189
Caesars Entertainment, Inc.(a)		706,587	61,791,033

			119,816,222

REAL ESTATE	81.7%
DATA CENTERS	9.7%
CyrusOne, Inc.		1,839,618	124,578,931
Digital Realty Trust, Inc.		1,071,158	150,861,893
Equinix, Inc.		225,760	153,424,238
QTS Realty Trust, Inc., Class A		782,848	48,567,890

			477,432,952

HEALTH CARE	11.5%
Healthcare Trust of America, Inc., Class A		2,108,613	58,155,546
Healthpeak Properties, Inc.		8,062,478	255,903,052
Medical Properties Trust, Inc.		3,676,656	78,239,240
Ventas, Inc.		2,559,739	136,536,478
Welltower, Inc.		459,374	32,904,960

			561,739,276

HOTEL	3.5%
Host Hotels & Resorts, Inc.		7,463,058	125,752,527
Park Hotels & Resorts, Inc.		2,067,901	44,625,304

			170,377,831

INDUSTRIALS	10.6%
Americold Realty Trust		2,890,762	111,207,614
BG LLH, LLC (Lineage Logistics)(b)		310,885	22,361,922
Duke Realty Corp.		5,654,238	237,082,200

		Shares	Value
Prologis, Inc.		1,395,818	$147,956,708

			518,608,444

NET LEASE	7.1%
Spirit Realty Capital, Inc.		2,748,684	116,819,070
VEREIT, Inc.		3,196,174	123,436,240
VICI Properties, Inc.		3,804,497	107,438,995

			347,694,305

OFFICE	1.4%
Highwoods Properties, Inc.		1,612,088	69,223,059

REAL ESTATE SERVICES	2.3%
CBRE Group, Inc., Class A(a)		322,855	25,541,059
Jones Lang LaSalle, Inc.(a)		482,534	86,392,887

			111,933,946

RESIDENTIAL	14.6%
APARTMENT	10.4%
Apartment Income REIT Corp.		1,939,430	82,930,027
Essex Property Trust, Inc.		605,793	164,678,769
Mid-America Apartment Communities, Inc.		385,091	55,591,737
UDR, Inc.		4,665,490	204,628,391

			507,828,924

MANUFACTURED HOME	2.5%
Sun Communities, Inc.		802,975	120,478,369

SINGLE FAMILY	1.7%
Invitation Homes, Inc.		2,642,733	84,541,029

TOTAL RESIDENTIAL			712,848,322

SELF STORAGE	10.5%
Extra Space Storage, Inc.		1,309,043	173,513,650
Public Storage		1,387,066	342,272,406

			515,786,056

SHOPPING CENTERS	6.5%
COMMUNITY CENTER	1.0%
Federal Realty Investment Trust		124,033	12,583,148
SITE Centers Corp.		2,683,617	36,389,846

			48,972,994

REGIONAL MALL	5.5%
Simon Property Group, Inc.		2,365,436	269,115,654

TOTAL SHOPPING CENTERS			318,088,648

		Shares	Value
TIMBER	4.0%
Weyerhaeuser Co.		5,510,254	$196,165,042

TOTAL REAL ESTATE			3,999,897,881

TOTAL COMMON STOCK (Identified cost—$3,778,907,354)			4,783,463,574

SHORT-TERM INVESTMENTS	1.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(c)		78,527,939	78,527,939

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$78,527,939)			78,527,939

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$3,857,435,293)	99.3%		4,861,991,513
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7		34,891,415

NET ASSETS (Equivalent to $46.82 per share based on 104,580,505 shares of common stock outstanding)	100.0%		$4,896,882,928

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)

Restricted security. Aggregate holdings equal 0.5% of the net assets of the Fund. This security was acquired on August 3, 2020, at a cost of $19,103,906 ($62.50 per share). Security value is determined based on significant unobservable inputs (Level 3).

(c)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities would be categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Real Estate – Industrials	$518,608,444	$496,246,522	$—	$22,361,922	(a)
Other Industries	4,264,855,130	4,264,855,130	—	—
Short-Term Investments	78,527,939	—	78,527,939	—

Total Investments in Securities(b)	$4,861,991,513	$4,761,101,652	$78,527,939	$22,361,922

(a)	Restricted security, where observable inputs are limited, has been fair valued by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock— Real Estate— Industrials
Balance as of December 31, 2020	$18,691,262
Purchases	355,113
Change in unrealized appreciation (depreciation)	3,315,547

Balance as of March 31, 2021	$22,361,922

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2021 which were valued using significant unobservable inputs (Level 3) amounted to $3,315,547.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at March 31, 2021	Valuation Technique	Unobservable Inputs	Amount	Valuation Impact from an Increase in Input(a)
Common Stock— Real Estate— Industrials	$22,361,922	Market Comparable Companies	Enterprise Value/ EBITDA(b) Multiple Liquidity Discount	23.2x 15%	Increase Decrease

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

(b)	Earnings Before Interest, Taxes, Depreciation and Amortization.